Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 46.0%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 6.2980%, 9/15/34ž,‡	$2,890,000	$2,816,318
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68ž,Ç	1,582,640	1,590,616
A&D Mortgage Trust 2024-NQM4 A1, 5.4640%, 8/25/69ž	1,618,321	1,620,286
Affirm Asset Securitization Trust 2024-A A, 5.6100%, 2/15/29ž	692,000	700,465
Affirm Asset Securitization Trust 2024-X1 A, 6.2700%, 5/15/29ž	1,211,983	1,216,990
Ally Bank Auto Credit-Linked Notes 2024-A A2, 5.6810%, 5/17/32ž	1,932,497	1,965,676
Alterna Funding LLC 2024-1A A, 6.2600%, 5/16/39ž	1,769,238	1,801,244
AMCR ABS Trust 2023-1A A, 7.6600%, 1/21/31ž	496,207	498,531
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	82,447	80,609
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	81,917	79,756
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	318,224	316,730
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,813,927	1,806,131
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	1,236,289	1,222,558
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	401,211	370,051
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.6609%, 7/18/34ž,‡	491,000	491,111
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	645,426	640,840
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	567,000	567,623
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 C, 0.6597%, 1/27/50ž,‡	1,450,000	1,267,162
Blue Bridge Funding LLC 2023-1A A, 7.3700%, 11/15/30ž	1,528,884	1,548,300
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.9945%, 4/15/37ž,‡	2,387,000	2,395,209
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	1,788,000	1,879,171
BX Commercial Mortgage Trust 2021-21M A, CME Term SOFR 1 Month + 0.8445%, 5.9415%, 10/15/36ž,‡	1,692,686	1,679,832
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 6.0115%, 2/15/36ž,‡	1,598,000	1,589,375
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 6.0115%, 2/15/36ž,‡	1,436,901	1,424,403
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 7.6110%, 9/15/36ž,‡	3,235,000	3,197,350
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.8457%, 4/15/39ž,‡	1,605,519	1,578,124
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 7.0365%, 11/15/28ž,‡	1,523,750	1,516,109
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.7855%, 11/15/28ž,‡	1,142,633	1,125,669
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 6.5923%, 10/15/41ž,‡	1,876,000	1,876,746
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.7878%, 8/15/39ž,‡	2,557,000	2,559,543
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 7.6865%, 8/15/39ž,‡	789,000	793,180
BX Commercial Mortgage Trust 2024-CNYN A, CME Term SOFR 1 Month + 1.4419%, 6.5384%, 4/15/41ž,‡	2,194,756	2,192,218
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.5879%, 7/16/29ž,‡	1,797,039	1,796,761
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 6.5354%, 10/21/37ž,‡	1,659,000	1,659,864
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 6.4266%, 10/19/37ž,‡	2,189,000	2,188,814
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 6.9786%, 8/15/41ž,‡	1,151,000	1,150,689
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 7.6277%, 8/15/41ž,‡	846,629	846,629
CBAM CLO Management 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 7.0436%, 1/22/35ž,‡	4,325,000	4,329,190
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.7020%, 7/20/37ž,‡	1,687,000	1,694,152
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.7165%, 9/15/38ž,‡	1,845,000	1,848,461
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	2,170,457	2,039,934

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	$796,368	$732,500
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	10,157,724	10,204,970
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28ž	41,174	40,982
Chase Mortgage Finance Corp 2020-CL1 M1, CME Term SOFR 1 Month + 2.3645%, 7.2193%, 10/25/57ž,‡	2,624,796	2,664,192
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 6.4969%, 10/26/37ž,‡	2,055,000	2,060,651
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 6.6841%, 7/17/37ž,‡	2,481,000	2,482,319
CIFC Funding Ltd 2016-1A BRR, CME Term SOFR 3 Month + 1.9616%, 7.2436%, 10/21/31ž,‡	1,278,000	1,280,947
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 7.1446%, 1/23/35ž,‡	1,432,000	1,436,004
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	486,836	483,421
COLEM Mortgage Trust 2022-HLNE A, 2.5430%, 4/12/42ž,‡	4,914,000	4,301,735
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.9237%, 6/17/41ž,‡	2,536,542	2,519,763
Connecticut Avenue Securities Trust 2021-R02 2M1, US 30 Day Average SOFR + 0.9000%, 6.1801%, 11/25/41ž,‡	582,991	582,182
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.2801%, 11/25/41ž,‡	4,397,000	4,413,480
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.9301%, 12/25/41ž,‡	951,000	957,967
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 8.4301%, 12/25/41ž,‡	1,759,000	1,805,168
Connecticut Avenue Securities Trust 2022-R01 1M2, US 30 Day Average SOFR + 1.9000%, 7.1801%, 12/25/41ž,‡	1,997,000	2,022,808
Connecticut Avenue Securities Trust 2022-R04 1M1, US 30 Day Average SOFR + 2.0000%, 7.2801%, 3/25/42ž,‡	559,874	566,391
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.1801%, 4/25/42ž,‡	1,198,907	1,205,572
Connecticut Avenue Securities Trust 2023-R01 1M1, US 30 Day Average SOFR + 2.4000%, 7.6634%, 12/25/42ž,‡	723,685	742,010
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.9801%, 7/27/43ž,‡	873,832	877,203
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 7.2134%, 9/25/43ž,‡	404,952	406,595
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.7801%, 10/26/43ž,‡	791,305	793,586
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 6.3301%, 1/25/44ž,‡	714,916	715,122
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 6.4134%, 3/25/44ž,‡	440,821	441,130
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 6.3801%, 5/25/44ž,‡	657,848	657,855
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 6.2801%, 7/25/44ž,‡	477,354	477,062
Connecticut Avenue Securities Trust 2024-R06 1M1, US 30 Day Average SOFR + 1.0500%, 6.3931%, 9/26/44ž,‡	1,450,000	1,450,700
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	621,722	622,490
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	653,805	664,842
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	1,690,000	1,282,449
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	778,347	787,383
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 0%, 10/15/36ž,‡	1,121,000	1,121,000
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	318,648	315,685
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	712,782	722,102
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	708,449	693,226
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	838,000	815,193
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	3,607,000	3,404,374
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	4,790,940	4,697,208
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	282,025	258,281
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,459,617	1,526,898
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	2,114,000	1,966,997
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33ž	352,327	341,783
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 6.3615%, 10/15/43ž,‡	3,929,000	3,722,776
Elmwood CLO VIII Ltd 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.6936%, 4/20/34ž,‡	740,000	741,624
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	1,815,218	1,828,229
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27ž	2,538,945	2,550,057

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	$505,514	$497,884
Exeter Automobile Receivables Trust 2023-5A A2, 6.2000%, 4/15/26	357,083	357,312
Exeter Automobile Receivables Trust 2024-1A A2, 5.5300%, 10/15/26	876,767	877,787
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 8.0615%, 7/15/38ž,‡	3,017,937	3,022,738
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	816,726	834,263
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	651,685	667,313
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	461,495	468,597
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	913,000	916,754
First Help Financial LLC 2024-2A A2, 5.8900%, 6/15/30ž	998,000	1,014,503
First Investors Auto Owner Trust 2022-1A A, 2.0300%, 1/15/27ž	341,748	339,462
Foundation Finance Trust 2024-2A A, 4.6000%, 3/15/50ž	957,000	956,502
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 6.7801%, 10/25/41ž,‡	1,199,000	1,202,745
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA2 M2, US 30 Day Average SOFR + 2.0500%, 7.3301%, 12/26/33ž,‡	2,378,230	2,435,291
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.3801%, 9/25/41ž,‡	361,621	364,085
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.3801%, 3/25/42ž,‡	459,684	462,758
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 7.5801%, 8/25/42ž,‡	580,090	592,440
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.3634%, 4/27/43ž,‡	1,296,847	1,315,973
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.2801%, 6/25/43ž,‡	1,318,478	1,325,484
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1301%, 11/25/43ž,‡	731,645	735,306
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 6.4801%, 5/25/44ž,‡	966,398	966,398
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M1, US 30 Day Average SOFR + 1.2000%, 6.4801%, 8/25/44ž,‡	1,706,511	1,706,668
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	793,579	776,451
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	2,614,463	102
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	1,996,887	153
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	3,321,212	2,915,236
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54ž,‡	1,329,031	1,348,541
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 7.0684%, 3/1/28ž,‡	558,000	559,868
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.7878%, 5/15/41ž,‡	2,209,000	2,209,940
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25ž	760,000	754,549
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39ž	995,626	965,190
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	797,000	801,294
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	1,792,000	1,812,970
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	412,000	396,664
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	317,932	315,425
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68ž,Ç	819,907	820,907
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A, 3.2865%, 1/10/37ž	991,000	982,508
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B, 3.6401%, 1/10/37ž	2,560,000	2,531,592
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	952,569	952,411
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 6.6876%, 6/15/26ž,‡	1,424,004	1,424,834
Lendbuzz Securitization Trust 2021-1A A, 1.4600%, 6/15/26ž	569,889	560,562
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	846,722	839,784
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,753,251	1,779,003
Lendbuzz Securitization Trust 2024-1A A2, 6.1900%, 8/15/29ž	1,932,538	1,950,492
Lendbuzz Securitization Trust 2024-3A A2, 4.9700%, 10/15/29ž	930,000	929,712
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	427,000	426,574
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	2,465,000	2,476,843
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	836,000	847,074
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,454,356	1,479,437
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	586,465	597,655
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,729,143	1,748,394
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 5.9115%, 3/15/38ž,‡	2,867,973	2,823,067
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 6.3115%, 3/15/38ž,‡	1,598,165	1,567,146

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 6.3918%, 5/16/39ž,‡	$2,823,000	$2,748,113
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.8904%, 5/16/39ž,‡	1,059,000	1,014,512
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	1,087,616	1,091,424
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 6.7080%, 10/16/37ž,‡	823,000	823,352
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 6.6392%, 7/20/37ž,‡	2,050,000	2,050,159
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	1,275,000	1,281,997
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	1,591,449	1,485,820
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	854,973	763,402
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	682,723	667,911
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	2,674,000	2,686,932
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 6.0124%, 4/15/38ž,‡	2,670,108	2,658,707
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 6.5624%, 4/15/38ž,‡	1,507,518	1,497,248
Mission Lane Credit Card Master Trust 2023-A A, 7.2300%, 7/17/28ž	2,136,000	2,148,256
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.8385%, 3/15/39ž,‡	855,000	853,137
Neuberger Berman CLO Ltd 2019-33A BR, CME Term SOFR 3 Month + 1.8616%, 7.1477%, 10/17/33ž,‡	3,800,000	3,805,103
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	1,295,000	1,297,157
New Residential Mortgage Loan Trust 2024-RTL1 A1, 6.6640%, 3/25/39ž,Ç	2,019,946	2,054,160
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	646,000	646,175
NMEF Funding LLC 2022-A A2, 2.5800%, 10/16/28ž	91,122	91,025
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.7378%, 3/15/41ž,‡	2,673,000	2,671,112
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	228,355	224,417
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	389,062	376,478
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 0%, 10/19/37ž,‡	1,175,000	1,175,208
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	1,019,170	977,471
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34ž	510,305	510,425
Oasis Securitization 2023-1A A, 7.0000%, 2/15/35ž	1,443,700	1,447,852
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38ž	335,000	334,948
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28ž	1,784,000	1,822,546
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	1,732,396	1,608,466
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	1,664,822	1,546,369
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51ž,‡	870,868	757,389
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	2,620,110	2,272,955
OCP CLO Ltd 2015-10A BR2, CME Term SOFR 3 Month + 1.9116%, 7.1908%, 1/26/34ž,‡	2,686,000	2,691,936
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 6.8037%, 7/20/37ž,‡	634,793	635,690
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 6.8358%, 7/15/37ž,‡	300,000	295,556
Octagon Investment Partners 48 Ltd 2020-3A BR, CME Term SOFR 3 Month + 1.8616%, 7.1436%, 10/20/34ž,‡	527,000	527,771
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	558,979	499,102
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	1,479,423	1,265,612
Onslow Bay Financial LLC 2024-NQM4 A3, 6.3210%, 1/25/64ž,Ç	422,513	426,719
Pawnee Equipment Receivables 2021-1 A2, 1.1000%, 7/15/27ž	194,349	193,670
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	958,108	987,448
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	1,395,932	1,385,845
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	1,373,817	1,362,279
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	2,083,768	2,069,641
PRP Advisors LLC 2024-2 A1, 7.0260%, 3/25/29ž,Ç	1,115,090	1,141,456
PRP Advisors LLC 2024-3 A1, 6.9940%, 5/25/29ž,Ç	2,246,081	2,262,385
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	643,885	629,519
Rad CLO Ltd 2023-21A C, CME Term SOFR 3 Month + 2.5500%, 7.8346%, 1/25/33ž,‡	2,327,710	2,344,037
Reach Financial LLC 2021-1A B, 2.1700%, 5/15/29ž	507,099	505,305
Reach Financial LLC 2024-1A A, 6.3000%, 2/18/31ž	566,522	570,855

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 6.7021%, 7/17/37ž,‡	$2,519,969	$2,521,937
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	361,576	373,564
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	1,140,298	1,178,891
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	722,923	726,941
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	803,247	821,014
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	2,106,427	2,133,313
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	1,160,968	1,187,012
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,303,500	1,328,530
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	499,845	497,299
Santander Bank Auto Credit-Linked Notes 2021-1A C, 3.2680%, 12/15/31ž	68,786	68,414
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	472,463	471,496
Santander Bank Auto Credit-Linked Notes 2023-B A2, 5.6440%, 12/15/33ž	1,787,997	1,818,558
Santander Bank Auto Credit-Linked Notes 2024-A B, 5.6220%, 6/15/32ž	2,210,000	2,240,166
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	1,347,380	1,334,022
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37ž	488,932	469,363
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 6.6630%, 7/21/37ž,‡	1,771,000	1,773,657
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.0970%, 1/17/39ž,‡	2,805,000	2,780,047
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46ž	1,143,510	1,072,144
Sound Point CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.3416%, 6.6236%, 1/20/32ž,‡	1,862,922	1,867,361
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.9418%, 11/15/38ž,‡	3,096,408	3,080,944
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	383,175	344,359
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 6.2215%, 10/21/37ž,‡	1,821,000	1,821,317
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	1,278,485	1,410,249
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	1,589,465	1,605,542
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29ž	750,022	755,818
THL Credit Wind River CLO Ltd 2014-1A ARR, CME Term SOFR 3 Month + 1.3116%, 6.5909%, 7/18/31ž,‡	2,312,211	2,314,117
Tricolor Auto Securitization Trust 2023-1A A, 6.4800%, 8/17/26ž	94,273	94,298
Tricolor Auto Securitization Trust 2024-1A A, 6.6100%, 10/15/27ž	638,798	643,767
Tricolor Auto Securitization Trust 2024-2A A, 6.3600%, 12/15/27ž	1,018,544	1,026,416
TTAN 2021-MHC A, CME Term SOFR 1 Month + 0.9645%, 6.3015%, 3/15/38ž,‡	1,297,020	1,292,594
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	758,943	802,631
TYSN 2023-CRNR Mortgage Trust 2023-CRNR B, 6.7991%, 12/10/33ž,‡	1,530,716	1,555,782
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26ž	83,505	83,367
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32ž	135,928	135,686
US Bank National Association 2023-1 B, 6.7890%, 8/25/32ž	1,204,745	1,222,898
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26ž	1,591,004	1,557,283
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	2,652,000	2,565,254
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 6.1115%, 7/15/39ž,‡	1,260,000	1,170,600
Verus Securitization Trust 2020-1, 3.6420%, 1/25/60ž,Ç	1,806,429	1,759,395
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 6.7336%, 7/20/37ž,‡	708,713	707,780
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 7.0872%, 8/15/41ž,‡	2,579,934	2,575,974
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	502,910	452,430
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	285,498	277,857
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	1,182,534	1,185,828
Westlake Automobile Receivable Trust 2023-4A A2, 6.2300%, 1/15/27ž	1,966,708	1,976,034
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	1,110,735	1,028,354
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	587,658	595,349
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	862,475	882,561
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	993,684	1,008,894
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	2,695,392	2,729,152
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	1,036,076	1,061,847
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	1,587,976	1,608,113
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	1,262,000	1,268,752
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	1,943,000	1,942,929
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $330,446,513)		329,394,925
Bank Loans and Mezzanine Loans – 2.7%
Capital Goods – 0.5%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 7.5572%, 8/4/31‡	3,369,659	3,360,629

	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Cyclical – 0.5%
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 2.00000%, 7.2006%, 9/10/31ƒ,‡	$2,145,309	$2,144,408
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 2.00000%, 7.2006%, 9/10/31ƒ,‡	1,072,657	1,072,206
		3,216,614
Consumer Non-Cyclical – 0.4%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.2500%, 7.0954%, 7/26/31‡	1,260,000	1,256,850
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 7.0954%, 10/23/28‡	1,763,000	1,760,479
		3,017,329
Electric – 0.1%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.75000%, 7.8680%, 9/19/31ƒ,‡	1,058,000	1,057,810
Industrial – 0.5%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 7.5996%, 7/30/31ƒ,‡	1,301,000	1,296,121
APi Group DE Inc, CME Term SOFR 1 Month + 2.0000%, 6.8454%, 1/3/29‡	2,440,137	2,437,477
		3,733,598
Technology – 0%
SS&C Technologies Inc, CME Term SOFR 1 Month + 2.0000%, 6.8454%, 5/9/31‡	19,289	19,286
Transportation – 0.7%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 6.6037%, 4/10/31‡	4,786,968	4,775,000
Total Bank Loans and Mezzanine Loans (cost $19,210,308)		19,180,266
Corporate Bonds – 31.8%
Banking – 6.8%
American Express Co, SOFR + 1.3300%, 6.3380%, 10/30/26‡	2,284,000	2,329,333
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	3,009,409
BNP Paribas SA, USD SWAP SEMI 30/360 5YR + 5.1500%, 7.3750%ž,‡,μ	5,148,000	5,194,239
Danske Bank A/S, US Treasury Yield Curve Rate 1 Year + 2.1000%, 6.4660%, 1/9/26ž,‡	6,589,000	6,610,823
Discover Financial Services, 4.1000%, 2/9/27	5,394,000	5,349,026
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,256,000	1,335,036
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	2,448,000	2,523,272
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	6,763,000	6,729,325
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	1,557,000	1,583,043
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,918,000	1,971,437
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	2,175,000	2,260,039
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡,#	2,484,000	2,548,936
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	1,123,000	1,162,372
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	2,970,000	3,084,366
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	3,056,996
		48,747,652
Basic Industry – 0.2%
Novelis Corp, 3.2500%, 11/15/26ž	1,106,000	1,067,260
Brokerage – 1.1%
LPL Holdings Inc, 5.7000%, 5/20/27	4,883,000	4,990,856
LPL Holdings Inc, 6.7500%, 11/17/28	2,701,000	2,904,645
		7,895,501
Capital Goods – 2.9%
BAE Systems PLC, 5.1250%, 3/26/29ž	1,787,000	1,838,699
Boeing Co, 2.1960%, 2/4/26	3,735,000	3,596,764
Boeing Co/The, 6.2590%, 5/1/27ž	2,422,000	2,501,728
Boeing Co/The, 6.2980%, 5/1/29ž	3,176,000	3,341,429
Regal Rexnord Corp, 6.0500%, 2/15/26	1,890,000	1,919,159
Regal Rexnord Corp, 6.0500%, 4/15/28	1,518,000	1,578,292
TransDigm Inc, 6.3750%, 3/1/29ž	2,419,000	2,495,731
WESCO Distribution Inc, 6.3750%, 3/15/29ž	3,457,000	3,571,458
		20,843,260
Consumer Cyclical – 1.7%
CBRE Services Inc, 5.5000%, 4/1/29	4,875,000	5,083,816
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	3,531,000	3,589,021
Lowe's Cos Inc, 3.3500%, 4/1/27	916,000	899,297
ZF North America Capital Inc, 6.7500%, 4/23/30ž	2,532,000	2,553,570
		12,125,704
Consumer Non-Cyclical – 3.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	1,938,000	1,973,274
GE HealthCare Technologies Inc, 5.6000%, 11/15/25	3,053,000	3,085,708
HCA Inc, 5.3750%, 2/1/25	1,308,000	1,308,418

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
HCA Inc, 5.8750%, 2/15/26	$684,000	$691,177
HCA Inc, 5.2000%, 6/1/28	1,262,000	1,294,969
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	2,346,000	2,510,039
Illumina Inc, 5.8000%, 12/12/25	2,951,000	2,989,493
IQVIA Inc, 6.2500%, 2/1/29	1,818,000	1,932,388
Mattel Inc, 3.7500%, 4/1/29ž	3,395,000	3,244,105
Smith & Nephew PLC, 5.1500%, 3/20/27	692,000	704,663
Solventum Corp, 5.4500%, 2/25/27ž	1,387,000	1,415,647
Solventum Corp, 5.4000%, 3/1/29ž	2,684,000	2,761,334
Universal Health Services Inc, 2.6500%, 10/15/30	4,735,000	4,223,148
		28,134,363
Electric – 1.5%
Liberty Utilities Co, 5.5770%, 1/31/29ž	3,046,000	3,148,876
Southern California Edison Co, 5.8500%, 11/1/27	2,077,000	2,181,603
Xcel Energy Inc, 4.0000%, 6/15/28	5,589,000	5,520,123
		10,850,602
Energy – 2.8%
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	1,572,000	1,610,387
DT Midstream Inc, 4.1250%, 6/15/29ž	5,499,000	5,260,021
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	1,446,000	1,543,439
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	2,197,000	2,273,998
Occidental Petroleum Corp, 5.0000%, 8/1/27	3,252,000	3,296,754
Occidental Petroleum Corp, 5.2000%, 8/1/29	1,841,000	1,871,562
Occidental Petroleum Corp, 8.8750%, 7/15/30	840,000	990,844
Occidental Petroleum Corp, 6.6250%, 9/1/30	1,596,000	1,721,846
Targa Resources Partners LP / Targa Resources Partners Finance Corp, 6.5000%, 7/15/27	1,643,000	1,663,656
		20,232,507
Finance Companies – 3.9%
Ares Capital Corp, 7.0000%, 1/15/27	3,793,000	3,948,169
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26ž	2,351,000	2,326,683
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26ž	3,354,000	3,226,684
Blackstone Private Credit Fund, 7.3000%, 11/27/28ž	1,829,000	1,946,346
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	3,753,000	3,816,196
Castlelake Aviation Finance DAC, 5.0000%, 4/15/27ž	2,999,000	3,006,671
GGAM Finance Ltd, 5.8750%, 3/15/30ž	1,873,000	1,875,454
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	912,000	949,204
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	2,036,000	2,040,428
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,640,770
		27,776,605
Government Sponsored – 0.2%
Electricite de France SA, 5.7000%, 5/23/28ž	1,520,000	1,582,505
Insurance – 3.4%
Aon North America Inc, 5.1500%, 3/1/29	3,327,000	3,436,696
Centene Corp, 4.2500%, 12/15/27	13,752,000	13,506,546
Corebridge Financial Inc, 3.5000%, 4/4/25	2,625,000	2,605,384
Health Care Service Corp, 5.2000%, 6/15/29ž	4,244,000	4,376,159
		23,924,785
Real Estate Investment Trusts (REITs) – 0.6%
American Tower Trust I, 5.4900%, 3/15/28ž	4,241,000	4,339,819
Technology – 2.8%
Broadcom Inc, 5.0500%, 7/12/27	3,725,000	3,807,118
Broadcom Inc, 4.3500%, 2/15/30	1,207,000	1,204,647
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	2,041,000	2,103,899
Intel Corp, 3.7500%, 3/25/27	4,685,000	4,603,186
Marvell Technology Inc, 5.7500%, 2/15/29#	4,791,000	5,026,603
MSCI Inc, 4.0000%, 11/15/29ž	3,430,000	3,327,558
		20,073,011
Total Corporate Bonds (cost $224,154,221)		227,593,574
Mortgage-Backed Securities – 5.5%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	9,340,927	8,381,268
4.0000%, TBA, 30 Year Maturity	3,770,000	3,620,697
4.5000%, TBA, 30 Year Maturity	1,885,000	1,853,428
5.0000%, TBA, 30 Year Maturity	1,772,000	1,770,921
5.5000%, TBA, 30 Year Maturity	155,940	157,777
		15,784,091
Fannie Mae Pool:
4.0000%, 11/1/48	510,758	496,623

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 12/1/48	$78,098	$75,936
4.5000%, 6/1/49	25,961	25,852
4.5000%, 8/1/49	40,770	40,599
4.5000%, 1/1/50	55,713	55,479
4.5000%, 12/1/50	714,020	711,021
4.0000%, 3/1/51	41,181	40,042
3.0000%, 3/1/52	886,154	805,750
3.0000%, 4/1/52	761,466	693,385
3.0000%, 4/1/52	659,037	598,994
3.5000%, 4/1/52	666,793	629,467
3.5000%, 4/1/52	351,374	331,965
3.5000%, 4/1/52	207,175	195,577
3.5000%, 4/1/52	122,742	115,971
3.5000%, 4/1/52	108,882	102,868
4.5000%, 4/1/52	130,526	128,604
4.5000%, 4/1/52	110,475	108,848
4.5000%, 4/1/52	63,329	62,386
4.5000%, 4/1/52	57,531	56,675
4.5000%, 4/1/52	50,266	49,519
4.5000%, 4/1/52	32,371	31,889
4.5000%, 5/1/52	175,335	172,726
3.0000%, 6/1/52	1,517,966	1,374,265
3.5000%, 7/1/52	2,572,244	2,422,799
5.0000%, 10/1/52	548,875	554,968
5.0000%, 10/1/52	244,758	247,211
4.5000%, 7/1/53	589,060	587,111
5.5000%, 7/1/53	1,265,076	1,294,748
5.5000%, 7/1/53	894,415	905,652
4.5000%, 8/1/53	366,014	364,803
5.5000%, 11/1/53	398,337	412,711
6.0000%, 1/1/54	51,286	53,742
5.5000%, 3/1/54	724,214	750,191
6.0000%, 3/1/54	43,755	45,726
6.0000%, 4/1/54	155,746	162,475
6.0000%, 5/1/54	1,206,208	1,251,141
		15,957,719
Freddie Mac Pool:
4.0000%, 11/1/48	46,033	44,759
4.5000%, 6/1/49	34,863	34,799
4.5000%, 7/1/49	275,402	274,895
4.5000%, 7/1/49	44,468	44,281
4.5000%, 8/1/49	247,617	247,161
4.5000%, 1/1/50	166,439	166,132
4.5000%, 1/1/50	45,611	45,420
4.0000%, 3/1/50	545,818	530,712
4.5000%, 9/1/50	1,568,944	1,564,289
2.5000%, 8/1/51	1,088,667	948,050
2.5000%, 2/1/52	93,626	81,359
4.5000%, 3/1/52	27,175	26,775
3.5000%, 4/1/52	81,193	76,708
3.5000%, 4/1/52	77,080	72,829
3.5000%, 7/1/52	992,021	934,386
5.0000%, 10/1/52	1,094,261	1,104,669
5.0000%, 10/1/52	33,765	34,086
5.5000%, 9/1/53	282,903	292,937
6.0000%, 9/1/53	86,898	91,068
5.5000%, 4/1/54	193,591	200,680
6.0000%, 4/1/54	883,540	916,453
		7,732,448
Total Mortgage-Backed Securities (cost $39,657,396)		39,474,258
United States Treasury Notes/Bonds – 11.5%
4.3750%, 7/31/26	3,911,000	3,958,054
3.7500%, 8/31/26	25,756,000	25,793,225
3.3750%, 9/15/27	851,000	846,679
3.5000%, 9/30/29	52,180,000	52,025,091
Total United States Treasury Notes/Bonds (cost $82,646,591)		82,623,049
Investment Companies – 4.4%
Money Markets – 4.4%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $31,658,536)	31,651,945	31,658,276

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	1,706,894	$1,706,894
Time Deposits – 0.1%
Royal Bank of Canada, 4.8100%, 10/1/24	$426,724	426,724
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,133,618)		2,133,618
Total Investments (total cost $729,907,183) – 102.2%		732,057,966
Liabilities, net of Cash, Receivables and Other Assets – (2.2)%		(15,774,826)
Net Assets – 100%		$716,283,140

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$696,383,435	95.1%
Ireland	7,428,821	1.0
France	6,776,744	0.9
Denmark	6,610,823	0.9
United Kingdom	5,532,994	0.8
Germany	2,553,570	0.4
Netherlands	2,523,272	0.3
Luxembourg	2,144,408	0.3
Canada	2,103,899	0.3
Total	$732,057,966	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 4.4%
Money Markets - 4.4%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$20,954,642	$107,866,568	$(97,162,591)	$(82)	$(261)	$31,658,276	31,651,945	$405,942
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	2,897,014	960,738	(2,150,858)	-	-	1,706,894	1,706,894	2,582 ∆
Total Affiliated Investments - 4.6%
	$23,851,656	$108,827,306	$(99,313,449)	$(82)	$(261)	$33,365,170	33,358,839	$408,524

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,437	1/6/25	$299,244,024	$607,422
Ultra 10-Year Treasury Note	14	12/31/24	1,656,156	1,531
Ultra Long Term US Treasury Bond	13	12/31/24	1,730,219	(7,861)
Total - Futures Long				601,092
Futures Short:
10 Year US Treasury Note	109	12/31/24	(12,456,656)	(13,625)
5 Year US Treasury Note	953	1/6/25	(104,718,321)	(146,102)
US Treasury Long Bond	172	12/31/24	(21,360,250)	33,594
Total - Futures Short				(126,133)
Total				$474,959

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2024
Futures contracts:
Average notional amount of contracts - long	$332,313,112
Average notional amount of contracts - short	140,168,403

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2024 is $412,345,387, which represents 57.6% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$329,394,925	$-
Bank Loans and Mezzanine Loans	-	19,180,266	-
Corporate Bonds	-	227,593,574	-
Mortgage-Backed Securities	-	39,474,258	-
United States Treasury Notes/Bonds	-	82,623,049	-
Investment Companies	-	31,658,276	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,133,618	-
Total Investments in Securities	$-	$732,057,966	$-
Other Financial Instruments(a):
Futures Contracts	642,547	-	-
Total Assets	$642,547	$732,057,966	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$167,588	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70290 11-24